Income Taxes (Details 2) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2013
Deferred tax assets:
Allowances for doubtful accounts	$ 1,091,000		$ 884,000
Deferred branch tax benefit	16,592,000		17,159,000
Deferred income	31,000		48,000
Accrued expenses	3,299,000		3,052,000
Foreign tax credit	2,592,000		3,059,000
Stock compensation	2,918,000		1,962,000
Pension	1,041,000
Intangibles	2,651,000		2,281,000
Deferred tax assets, gross	30,215,000		28,445,000
Less : valuation allowance			(2,514,000)
Deferred tax assets, net	30,215,000		25,931,000
Deferred tax liabilities:
Prepaid expenses	(200,000)		(166,000)
Intangibles	(25,807,000)		(30,600,000)
Property and equipment	(4,032,000)		(4,215,000)
Amortization expense	(7,624,000)		(1,043,000)
Other liabilities			(82,000)
Total deferred tax liabilities	(37,663,000)		(36,106,000)
Net deferred tax assets	(7,448,000)		(10,175,000)
Classification of deferred tax amounts
Current assets	4,222,000		3,472,000
Noncurrent liabilities	11,670,000		13,647,000
Reversal of allowance due to expected increase in income	$ 2,500,000
PUERTO RICO
Income Taxes
Income tax rate before increase (as a percent)		30.00%
Income tax rate (as a percent)		39.00%